Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2023	2022	2021	2023	2022	2021	2023	2022	2021

Cash and other compensation	18.0	25.0	20.3	4.9	4.6	4.7	22.9	29.6	25.0

Post-employment benefits	2.1	2.8	2.5				2.1	2.8	2.5

Equity-based compensation	62.2	42.6	37.3	5.0	4.8	5.2	67.2	47.4	42.5

Total	82.3	70.4	60.1	9.9	9.4	9.9	92.2	79.8	70.0